INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

7.INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2022	2021

Investments:
Equity instruments
Shares	$8,022	$14,349
Warrants	87	229
Uranium	162,536	133,114
	$170,645	$147,692

Investments-by balance sheet presentation:
Current	$8,022	$14,437
Long-term	162,623	133,255
	$170,645	$147,692

The investments continuity summary is as follows:

	Equity	Physical
(in thousands)	Instruments	Uranium	Total

Balance-January 1, 2021	$16,950	$—	$16,950
Purchase of investments	—	91,674	91,674
Sale of investments	(12,826)	—	(12,826)
Fair value gain to profit and (loss) (note 21)	10,454	41,440	51,894
Balance-December 31, 2021	$14,578	$133,114	$147,692
Change in fair value gain to profit and (loss) (note 21)	(6,469)	29,422	22,953
Balance-December 31, 2022	$8,109	$162,536	$170,645

At December 31, 2022, the Company holds equity instruments consisting of shares and warrants in publicly traded companies and no debt instruments. Non-current equity instruments consist of warrants in publicly traded companies exercisable for a period more than one year after the balance sheet date.

Investment in uranium

During the year ended December 31, 2021, the Company acquired a total of 2,500,000 pounds of physical uranium as U3O8 at a cost of $91,674,000 (USD$74,140,000), including purchase commissions. The uranium is being held as a long-term investment.

Sale of investment and issuance of warrants on investment

During the year ended December 31, 2021, the Company sold by private agreement (1) 32,500,000 common shares of GoviEx Uranium Inc. (“GoviEx”) and (2) 32,500,000 common share purchase warrants, entitling the holder to acquire one additional common share of GoviEx owned by Denison (“GoviEx Warrants”), for combined gross proceeds of $15,600,000. The proceeds from this transaction were allocated between the GoviEx common shares sold and the GoviEx Warrants issued on a relative fair value basis, resulting in net proceeds from the disposal of GoviEx common shares of $12,826,000 and proceeds from the issuance of the GoviEx Warrants of $2,774,000. The GoviEx shares sold had an initial cost of $2,698,000. The GoviEx Warrants entitle the holder to acquire one additional common share of GoviEx owned by the Company at an exercise price of $0.80, for 18 months after issuance (expires April 2023).

The Company continues to hold 32,644,000 common shares of GoviEx. If the GoviEx Warrants are exercised in full, Denison will receive $26,000,000 and will transfer a further 32,500,000 GoviEx common shares to the warrant holders.

The fair value of the GoviEx Warrants on the date of issuance was estimated to be $2,774,000 ($0.085 per warrant) and was determined using the following assumptions in the Black-Scholes option pricing model – expected volatility 76%, risk-free interest rate of 0.69%, dividend yield of 0% and an expected term of 18 months.

At December 31, 2021, the fair value of the GoviEX Warrants was estimated to be $1,625,000 ($0.05 per warrant), based on the following assumptions in the Black-Scholes option pricing model – expected volatility of 82%, risk free interest rate of 0.91%, dividend yield of 0% and an expected term of 16 months.

At December 31, 2022, the fair value of the GoviEx Warrants is estimated to be $nil based on the following assumptions in the Black-Scholes option pricing model – expected volatility of 48%, risk-free interest rate of 4.07%, dividend yield of 0% and an expected term of 4 months.

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2021	32,500,000	$1,625
Change in fair value to (profit) and loss (note 21)	—	(1,625)
Balance-December 31, 2022	32,500,000	$—